Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STERLING CAPITAL FOCUS EQUITY ETF | STERLING CAPITAL FOCUS EQUITY ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	4.57%	43.25%	(35.06%)	15.50%